Income taxes - Summary of Reconciliation Between Expenses of Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Loss before income tax	¥ (64,554)	$ (9,093)	¥ (108,905)	¥ (140,552)
Income tax expense computed at PRC statutory rate	(16,139)	(2,273)	(27,226)	(35,138)
International tax rate differential	4,206	592	5,596	6,023
Preferential tax rate	10,613	1,495	5,518	21,437
Deferred tax items tax rate differential	(6,502)	(916)	(5,399)	(22,935)
Research and development super-deduction	(26,393)	(3,717)	(28,463)	(32,595)
Non-deductible expenses	3,438	483	4,367	8,092
Deferred tax expense	49	7	(679)
Non-taxable income			(157)
Recognition of prior year tax loss				(4,851)
Changes in valuation allowance	28,842	4,063	45,988	59,999
Income tax expense/(benefit)	¥ (1,886)	$ (266)	¥ (455)	¥ 32